Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement hierarchy prioritizes the inputs to valuation techniques used to measure fair value as follows:

•	Level 1: Valuations based on inputs such as quoted prices for identical assets or liabilities in active markets that the entity has the ability to access.

•
Level 2: Valuations based on inputs other than level 1 inputs such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). A financial instrument’s fair value classification is based on the lowest level of any input that is significant in the fair value measurement hierarchy.
Financial assets and financial liabilities measured at fair value on a recurring basis
Investments in money market funds (as part of our cash and cash equivalents) have fair value measurements which are all based on quoted prices for identical assets or liabilities.
Our short-term investments consist of deposits with a remaining maturity beyond three months at the date of acquisition with financial institutions that have investment grade credit ratings. The fair value of the deposits is determined with reference to quoted market prices in an active market for similar assets or discounted cash flow analysis.
The principal market in which we execute our derivative contracts is the institutional market in an over-the-counter environment with a high level of price transparency. The market participants usually are large commercial banks. The valuation inputs for our derivative contracts are based on quoted prices and quoting pricing intervals from public data sources; they do not involve management judgment.
The valuation technique used to determine the fair value of forward foreign exchange contracts (used for hedging purposes) approximates the net present value technique which is the estimated amount that a bank would receive or pay to terminate the forward foreign exchange contracts at the reporting date, taking into account current interest rates and current exchange rates.
The valuation technique used to determine the fair value of interest rate swaps (used for hedging purposes) is the net present value technique, which is the estimated amount that a bank would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates.
Our Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current and non-current assets and other current and non-current liabilities) and the carrying amounts of the Eurobonds are adjusted for the effective portion of these fair value changes only. For the actual aggregate carrying amount and the fair value of our Eurobonds, see Note 16 Long-term debt.
The following tables present our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2018	Level 1	Level 2	Level 3	Total
(in millions)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	101.9	—	101.9
Money market funds [2]	2,342.6	—	—	2,342.6
Short-term investments [3]	—	913.3	—	913.3
Total	2,342.6	1,015.2	—	3,357.8

Liabilities measured at fair value
Derivative financial instruments [1]	—	47.4	—	47.4

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,119.4	—	—	3,119.4

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.

2.	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.

3.
Short-term investments consist of deposits with a remaining maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.

4.	Long-term debt relates to Eurobonds. See Note 16 Long-term debt.

As of December 31, 2017	Level 1	Level 2	Level 3	Total
(in millions)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	115.7	—	115.7
Money market funds [2]	1,329.4	—	—	1,329.4
Short-term investments [3]	—	1,029.3	—	1,029.3
Total	1,329.4	1,145.0	—	2,474.4

Liabilities measured at fair value
Derivative financial instruments [1]	—	67.3	—	67.3

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,193.2	—	—	3,193.2

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.

2.	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.

3.
Short-term investments consist of deposits with a remaining maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.

4.	Long-term debt relates to Eurobonds. See Note 16 Long-term debt.
There were no transfers between levels during the years ended December 31, 2018 and December 31, 2017.
Financial assets and financial liabilities that are not measured at fair value
The carrying amount of cash and cash equivalents, accounts payable, and other current financial assets and liabilities approximate their fair value because of the short-term nature of these instruments. Accounts receivable and finance receivables also approximate their fair value because of the fact that any recoverability loss is reflected in an impairment loss.
Assets and liabilities measured at fair value on a non-recurring basis
In 2017 and 2018, we had no significant fair value measurements on a non-recurring basis. We did not recognize any impairment charges for goodwill and other intangible assets during 2017 and 2018. See Note 11 Goodwill and Note 12 Other intangible assets for more information.